Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 76	$ 64
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	6	7
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	39	40
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	26	13
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 5	$ 4